BUSINESS AND SIGNIFICANT ACCOUNTING POLICIES (Policies)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Principles of Consolidation

Principles of Consolidation

The accompanying consolidated financial statements include the accounts of SharpLink, which is developing the lead generation software for online sports gambling sites, and its wholly owned subsidiary, STI, which operates the SaaS and software licensing business.

All significant inter-company balances and transactions have been eliminated in consolidation.

Paycheck Protection Program Loan

Paycheck Protection Program (PPP) Loan

The Company was granted a $46,500 loan on April 15, 2020, under the PPP administered by the Small Business Administration (SBA) approved partner. Management determined that the Company was eligible to receive the loan due to the size of the Company, its immediate financial need, and access to other capital resources at the time of the funding. The loan was uncollateralized and fully guaranteed by the Federal government. It carried an interest rate of 1%, payments of $2,478 were scheduled to begin on October 20, 2020, and the loan matures on April 20, 2022. The Company initially recorded a note payable and subsequently recorded forgiveness when the loan obligation was legally released by the SBA on December 7, 2020. The Company may be audited by the SBA for a period of up to six years after the date it was forgiven to determine whether the Company met the qualifications for the loan. The Company recognized $46,500 of loan forgiveness income within other income and expense on the consolidated statement of operations for the year ended December 31, 2020.

Revenue Recognition

Revenue Recognition

The Company enters into contracts for the development, hosting, operations, maintenance, and service of games and contests that are hosted by the Company and accessed through the customer's website or other electronic media. This generally results in revenue from developing, hosting, and maintaining software for customers (cloud-hosted SaaS) or licensing revenue for the development of software.

The Company follows a five-step model to assess each sale to a customer; identify the legally binding contract, identify the performance obligations, determine the transaction price, allocate the transaction price, and determine whether revenue will be recognized at a point in time or over time.

Revenue is recognized upon transfer of control of promised products or services (i.e., performance obligations) to customers in an amount that reflects the consideration to which the Company expects to be entitled in exchange for promised goods or services. The Company's performance obligations are satisfied either over time (for cloud-hosted SaaS) or at a point in time (for software licenses), see Note 2.

Other items relating to charges collected from customers include reimbursable expenses. Charges collected from customers as part of the Company's sales transactions are included in revenues and the associated costs are included in cost of revenues.

Income Taxes

Income Taxes

The Company accounts for income taxes in accordance with ASC Topic, Income Taxes, under which deferred tax liabilities and assets are recognized for the expected future tax consequences of temporary differences between financial statement carrying amounts and the tax basis of assets and liabilities, net operating losses, and tax credit carryforwards. Valuation allowances are established when necessary to reduce deferred tax assets to the amount expected to be realized.

The Company uses a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. A tax position is recognized when it is more likely than not that the tax position will be sustained upon examination, including resolution of any related appeals or litigation processes. A tax position that meets the more-likely-than-not recognition threshold is measured at the largest amount of benefit that is greater than 50% likely of being realized upon ultimate settlement with a taxing authority. The standard also provides guidance on derecognition of tax benefits, classification on the balance sheet, interest and penalties, accounting in interim periods, disclosure and transition.

In December 2019, the FASB issued ASU 2019-12, Income Taxes (Topic 740): Simplifying the Accounting for Income Taxes (ASU 2019-12), which simplifies the accounting for income taxes and includes removal of certain exceptions to the general principles of ASC 740, Income Taxes, and simplification in several other areas such as accounting for a franchise tax (or similar tax) that is partially based on income. ASU 2019-12 is effective for the Company beginning on January 1, 2021. The Company has early adopted this standard as of January 1, 2020, and it did not have a material impact on the Company's consolidated financial statements or footnote disclosures.

Four Cubed Management Llc [Member]
Nature of Operations

Nature of Operations

FourCubed Management, LLC (“FCM”) and subsidiaries (together referred to as “the Company”) operate as an advertising agency in the online gaming industry, which is primarily a pay-for-performance and incentive-based industry. The Company markets to international gaming operators and international online marketers. Online gaming operators and marketers partner with the Company to drive traffic to their websites through advertisements of incentive-based offers.

FCM is a limited liability company registered in the state of Minnesota. The members of the Company have limited liability under Minnesota law.

Trendfront Marketing International Limited is based in Malta and CCRTL, LLC is based in Nevis.

6t4 Company (6t4) is a Minnesota based S-Corporation that operates as the management company for the Company.

Principles of Consolidation

Principles of Consolidation

The consolidated financial statements represent the consolidated balances of FCM and its wholly-owned subsidiaries, Trendfront Marketing International Limited and CCRTL, LLC. The consolidated financial statements also include the activities of 6t4, as it was determined to be a variable interest entity. All material intercompany balances and transactions have been eliminated in consolidation.

Principles of Consolidation

The consolidated financial statements represent the consolidated balances of FCM and its wholly-owned subsidiaries, Trendfront Marketing International Limited and CCRTL, LLC. The consolidated financial statements also include the activities of 6t4, as it was determined to be a variable interest entity. All material intercompany balances and transactions have been eliminated in consolidation.

Use of Estimates

Use of Estimates

The preparation of consolidated financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Use of Estimates

The preparation of consolidated financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Cash and Cash Equivalents

Cash and Cash Equivalents

For purpose of the consolidated statements of cash flows, the Company considers cash in financial institutions and all highly liquid debt instruments purchased with a maturity of three months or less to be cash and cash equivalents. The Company had no cash equivalents at June 30, 2021, and December 31, 2020. The Company has cash in various financial institutions and electronic wallets. Certain cash balances may exceed balances subject to insured limits. As of June 30, 2021, and December 31, 2021, uninsured cash balances were approximately $229,000 and $800,000, respectively.

Cash and Cash Equivalents

For purpose of the consolidated statements of cash flows, the Company considers cash in financial institutions and all highly liquid debt instruments purchased with a maturity of three months or less to be cash and cash equivalents. The Company had no cash equivalents at December 31, 2020 and 2019. The Company has cash in various financial institutions and electronic wallets. Certain cash balances may exceed balances subject to insured limits. As of December 31, 2020 and 2019, uninsured cash balances were approximately $800,000 and $345,000, respectively.

Digital Assets

Digital Assets

The Company accepts cryptocurrency as a form of payment from its customers. The Company may experience gains or losses on cryptocurrency transactions. The Company did not have any cryptocurrency at December 31, 2020 and 2019.

Accounts Receivable, Net

Accounts Receivable, Net

The Company grants credit to its customers in the normal course of business and expects to receive payments within 30 days of invoice. Accounts receivable are carried at original invoice amount less an estimate made for doubtful accounts. The Company evaluates its need for an allowance for doubtful accounts by performing a review of outstanding receivables, historical collection information, and existing economic conditions. Individual accounts are charged against the allowance when collection efforts have been exhausted. The allowance for doubtful accounts was approximately $21,000 and $20,000 at June 30, 2021, and December 31, 2020, respectively.

Accounts Receivable, Net

The Company grants credit to its customers in the normal course of business and expects to receive payments within 30 days of invoice. Accounts receivable are carried at original invoice amount less an estimate made for doubtful accounts. The Company evaluates its need for an allowance for doubtful accounts by performing a review of outstanding receivables, historical collection information, and existing economic conditions. Individual accounts are charged against the allowance when collection efforts have been exhausted. The allowance for doubtful accounts was approximately $20,000 and $89,000 at December 31, 2020, and 2019, respectively.

Paycheck Protection Program Loan

Paycheck Protection Program Loan

During 2020, the Company applied for and obtained a forgivable loan under the Coronavirus Aid, Relief, and Economic Security (CARES) Act. The loan was subject to forgiveness if during a specified period after the loan origination, the company maintains the same number of employees, did not reduce salaries more than 25%, and uses the proceeds on eligible expenses including payroll, benefits, rents, and utilities. The Company has elected to account for the loan as debt as of December 31, 2020, and recorded the loan as other income once it was forgiven in 2021. The Company must retain all records relating to the loan for six years from the date of forgiveness and must permit authorized representatives from the SBA, including representatives of its Office of Inspector General, to access such files upon request.

Paycheck Protection Program Loan

During 2020, the Company applied for and obtained a forgivable loan under the Coronavirus Aid, Relief, and Economic Security (CARES) Act. The loan was subject to forgiveness if during a specified period after the loan origination, the company maintains the same number of employees, did not reduce salaries more than 25%, and uses the proceeds on eligible expenses including payroll, benefits, rents, and utilities. The Company has elected to account for the loan as debt as of December 31, 2020 and will record the loan as other income once it is forgiven.

Revenue Recognition

Revenue Recognition

The Company recognizes revenue in accordance with the Financial Accounting Standards Board (“FASB”), Accounting Standards Codification (“ASC”), Revenue Recognition from Contracts with Customers. Generally, the Company earns advertising commissions from online gambling sites, for connecting players/gamblers to the sites and subsequent commissions are paid to the Company based on revenue sharing arrangements with the gambling site. The Company has one performance obligation, to make the connection between the online gambling site and the player/gambler. Subsequently, the Company has the right to future earnings from the online gambling site, based on that player/gambler’s activities. The Company recognizes revenue as the services are performed, which is when a player/gambler joins an online gambling site and/or when the player/gambler has performed a revenue share activity as identified in the terms of its contract with the online gambling site.

Revenue Recognition

The Company recognizes revenue in accordance with the Financial Accounting Standards Board (“FASB”), Accounting Standards Codification (“ASC”), Revenue Recognition from Contracts with Customers. Generally, the Company earns advertising commissions from online gambling sites, for connecting players/gamblers to the sites and subsequent commissions are paid to the Company based on revenue sharing arrangements with the gambling site. The Company has one performance obligation, to make the connection between the online gambling site and the player/gambler. Subsequently, the Company has the right to future earnings from the online gambling site, based on that player/gambler’s activities. The Company recognizes revenue as the services are performed, which is when a player/gambler joins an online gambling site and/or when the player/gambler has performed a revenue share activity as identified in the terms of its contract with the online gambling site.

Cost of Sales

Cost of Sales

The Company may hire third party marketing partners to perform additional advertising services related to its agreements with online gambling sites. Marketing partners have the ability to earn commissions from the Company for providing advertising services. Cost of sales are recorded as the services are performed.

Cost of Sales

The Company may hire third party marketing partners to perform additional advertising services related to its agreements with online gambling sites. Marketing partners have the ability to earn commissions from the Company for providing advertising services. Cost of sales are recorded as the services are performed.

Income Taxes

Income Taxes

FCM is an LLC that has elected to be taxed as a C-Corporation. FCM evaluates uncertain tax positions using the “more likely than not” threshold (i.e., a likelihood of occurrence greater than fifty percent). The recognition threshold is met when an entity concludes that a tax position, based solely on its technical merits, is more likely than not to be sustained upon examination by the relevant taxing authority. Those tax positions failing to qualify for initial recognition are classified as a gross unrecognized tax benefit until the first interim period in which they meet the more likely than not standard, or are resolved through negotiation or litigation with the taxing authority, or upon expiration of the statute of limitations. De-recognition of a tax position that was previously recognized occurs when an entity subsequently determines that a tax position no longer meets the more likely than not threshold of being sustained.

Only the portion of the unrecognized tax benefit that is expected to be paid within one year is classified as a current liability. As a result, liabilities expected to be resolved without the payment of cash (e.g., resolution due to the expiration of the statute of limitations) or are not expected to be paid within one year are not classified as current. It is the Company’s policy to record estimated interest and penalties as income tax expense and tax credits as a reduction in income tax expense.

Deferred income taxes are recorded to reflect the tax consequences in future years of differences between the financial reporting and tax basis of assets and liabilities. Income tax expense is the sum of the tax currently payable and the change in the deferred tax assets and liabilities during the period. Valuation allowances are established when, in the opinion of management, it is more likely than not that some portion or all of the deferred tax assets will not be realized. FCM evaluates the realizability of its deferred tax assets and the need for a valuation allowance based on all positive and negative evidence.

6t4 is treated as a pass-through entity for tax purposes. The members report taxable income or loss on their individual tax returns. Therefore, no provision or liability for income taxes has been included in the consolidated financial statements related to 6t4.

Income Taxes

FCM is an LLC that has elected to be taxed as a C-Corporation. FCM evaluates uncertain tax positions using the “more likely than not” threshold (i.e., a likelihood of occurrence greater than fifty percent). The recognition threshold is met when an entity concludes that a tax position, based solely on its technical merits, is more likely than not to be sustained upon examination by the relevant taxing authority. Those tax positions failing to qualify for initial recognition are classified as a gross unrecognized tax benefit until the first interim period in which they meet the more likely than not standard, or are resolved through negotiation or litigation with the taxing authority, or upon expiration of the statute of limitations. De-recognition of a tax position that was previously recognized occurs when an entity subsequently determines that a tax position no longer meets the more likely than not threshold of being sustained.

Only the portion of the unrecognized tax benefit that is expected to be paid within one year is classified as a current liability. As a result, liabilities expected to be resolved without the payment of cash (e.g., resolution due to the expiration of the statute of limitations) or are not expected to be paid within one year are not classified as current. It is the Company’s policy to record estimated interest and penalties as income tax expense and tax credits as a reduction in income tax expense.

Deferred income taxes are recorded to reflect the tax consequences in future years of differences between the financial reporting and tax basis of assets and liabilities. Income tax expense is the sum of the tax currently payable and the change in the deferred tax assets and liabilities during the period. Valuation allowances are established when, in the opinion of management, it is more likely than not that some portion or all of the deferred tax assets will not be realized. FCM evaluates the realizability of its deferred tax assets and the need for a valuation allowance based on all positive and negative evidence.

6t4 has is treated as a pass-through entity for tax purposes. The members report taxable income or loss on their individual tax returns. Therefore, no provision or liability for income taxes has been included in the consolidated financial statements related to 6t4.

Foreign Currency Transaction Gain/Loss

Foreign Currency Transaction Gain/Loss

The Company has determined the functional currency of Trendfront Marketing International Limited is the US Dollar. Foreign currency transaction gains and losses are reported in general and administrative expense and other income (expense) in the consolidated statements of operations. The Company recognized foreign currency transaction losses of approximately $17,000 during the six months ended June 30, 2021, of which approximately $31,000 is recorded in other income and a gain of approximately $14,000 is recorded in general and administrative expenses. The Company recognized foreign currency transaction losses of approximately $18,000 during the six months ended June 30, 2020, of which approximately $13,500 is recorded in other expense and approximately $4,500 is recorded in general and administrative expenses.

Foreign Currency Transaction Gain/Loss

The Company has determined the functional currency of Trendfront Marketing International Limited is the US Dollar. Foreign currency transaction gains and losses are reported in general and administrative expense and other income (expense) in the consolidated statements of operations. The Company recognized foreign currency transaction gains of approximately $80,000 in 2020 of which approximately $76,000 is recorded in other income. The Company recognized foreign currency transaction losses of approximately $32,000 in 2019 of which approximately $7,200 is recorded in other expense.

Nature of Operations

Nature of Operations

FourCubed Management, LLC (“FCM”) and subsidiaries (together referred to as “the Company”) operate as an advertising agency in the online gaming industry, which is primarily a pay-for-performance and incentive-based industry. The Company markets to international gaming operators and international online marketers. Online gaming operators and marketers partner with the Company to drive traffic to their websites through advertisements of incentive-based offers.

FCM is a limited liability company registered in the state of Minnesota. The members of the Company have limited liability under Minnesota law.

Trendfront Marketing International Limited is based in Malta and CCRTL, LLC is based in Nevis.

6t4 Company (6t4) is a Minnesota based S-Corporation that operates as the management company for the Company.